General Information



OFFICERS OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY (AFLIAC)

John F. O'Brien, Chairman of the Board
Mark A. Hug, President and CEO
Edward J. Parry III, Vice President and CFO
John P. Kavanaugh, Vice President and
  Chief Investment Officer
Mark C. McGivney, Treasurer
Charles F. Cronin, Secretary

INVESTMENT ADVISERS
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100, Houston, TX 77046
  AIM V.I. Blue Chip Fund

Alliance Capital Management, L.P.
1345 Avenue of the Americas, New York, NY 10105
  Alliance Growth Portfolio

Allmerica Financial Investment Management Services, Inc.
440 Lincoln Street, Worcester, MA 01653

   INVESTMENT SUB-ADVISER
   Allmerica Asset Management, Inc.
   440 Lincoln Street, Worcester, MA 01653
     Money Market Fund

Delaware International Advisers Ltd.
1818 Market Street, Philadelphia, PA 19103
  Delaware Group Premium Fund, Inc. Select Growth Series

Deutsche Asset Management
885 Third Avenue, 32/nd/ Floor, New York, NY 10022
  Deutsche VIT EAFE Equity Index Fund
  Deutsche VIT Equity 500 Index Fund
  Deutsche VIT Small Cap Index Fund

Fidelity Management & Research Company
82 Devonshire Street, Boston, MA 02108
  Fidelity VIP II Contrafund Portfolio
  Fidelity VIP III Growth & Income Portfolio
  Fidelity VIP III Mid Cap Portfolio

Franklin Advisers, Inc.
777 Mariners Island Blvd., San Mateo, CA 94403
  Franklin Mutual Shares Securities Fund
  Templeton Developing Markets Securities Fund

INVESCO Funds Group, Inc.
7800 East Union Avenue, Denver, CO 80217
  INVESCO VIF-Dynamics Fund
  INVESCO VIF-Equity Income Fund

Janus Capital
100 Fillmore Street, Denver, CO 80206
  Janus Aspen Aggressive Growth Portfolio
  Janus Aspen Capital Appreciation Portfolio
  Janus Aspen International Growth Portfolio

Pioneer Investment Management, Inc.
60 State Street, Boston, MA 02109
  Pioneer Fund VCT Portfolio

Zurich Scudder Investments, Inc.
345 Park Avenue, New York, NY 10154
  Scudder Government Securities Portfolio

Product Performance Summary

ALLMERICA VALUE GENERATION (AFLIAC)

Average Annual Total Returns as of 12/31/01

For easy reference, the total returns for the Allmerica Value Generation sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product charges, please refer to the following individual Product Reviews.

                                                                               Without Contract Fee
                                                                                           10 Years
                                                          Sub-                  10 Years or Life of
                                                Fund   Account                   or Life       Sub-
                                           Inception Inception       1       5   of Fund    Account       1       5
Sub-Accounts                                    Date      Date    Year   Years (if less)  (if less)    Year   Years
--------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Money Market Fund                       4/29/85    1/12/01   3.45%   4.53%    4.04%     3.27%     3.30%   4.40%

AIM Variable Insurance Funds
AIM V.I. Blue Chip Fund                    12/29/99    1/12/01 -23.17%     N/A  -16.31%   -22.56%   -23.31%     N/A

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth Portfolio                   9/15/94    1/12/01 -24.27%   6.16%   12.81%   -26.88%   -24.42%   6.06%

Delaware Group Premium Fund (Service Class)
DGPF Select Growth Series                    5/3/99    1/12/01 -24.46%     N/A   -7.01%   -24.49%   -24.61%     N/A

Deutsche Asset Management VIT Funds
Deutsche VIT EAFE Equity Index Fund         8/22/97    1/12/01 -25.30%     N/A   -2.93%   -23.98%   -25.44%     N/A
Deutsche VIT Equity 500 Index Fund          10/1/97    1/12/01 -13.74%     N/A    4.48%   -12.80%   -13.88%     N/A
Deutsche VIT Small Cap Index Fund           8/22/97    1/12/01   1.25%     N/A    3.68%     0.92%     1.11%     N/A

Fidelity Variable Insurance Products Fund VIP II and VIP III
(Service Class 2)
Fidelity VIP II Contrafund Portfolio         1/3/95    1/12/01 -13.17%   9.29%   14.56%    -8.42%   -13.32%   9.19%
Fidelity VIP III Growth & Income Portfolio 12/31/96    1/12/01  -9.69%   8.75%    8.75%    -8.63%    -9.84%   8.65%
Fidelity VIP III Mid Cap Portfolio         12/28/98    1/12/01  -4.24%     N/A   24.36%     4.60%    -4.39%     N/A

Fanklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Mutual Shares Securities Fund        11/8/96    1/12/01   6.19%   9.29%    9.72%     4.02%     6.04%   9.17%
FT VIP Templeton Developing Markets
  Securities Fund                            3/4/96    1/12/01  -8.82% -12.48%  -11.80%   -13.75%    -8.97% -12.69%

                                             with Contract Fee*
                                                       10 Years
                                            10 Years or Life of
                                             or Life       Sub-
                                             of Fund    Account
Sub-Accounts                               (if less)  (if less)
---------------------------------------------------------------

Allmerica Investment Trust
AIT Money Market Fund                         3.91%     3.12%

AIM Variable Insurance Funds
AIM V.I. Blue Chip Fund                     -16.55%   -22.70%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth Portfolio                    12.72%   -27.03%

Delaware Group Premium Fund (Service Class)
DGPF Select Growth Series                    -7.17%   -24.64%

Deutsche Asset Management VIT Funds
Deutsche VIT EAFE Equity Index Fund          -3.08%   -24.12%
Deutsche VIT Equity 500 Index Fund            4.33%   -12.95%
Deutsche VIT Small Cap Index Fund             3.52%     0.77%

Fidelity Variable Insurance Products Fund VIP II and VIP III
(Service Class 2)
Fidelity VIP II Contrafund Portfolio         14.48%    -8.57%
Fidelity VIP III Growth & Income Portfolio    8.65%    -8.78%
Fidelity VIP III Mid Cap Portfolio           24.22%     4.45%

Fanklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Mutual Shares Securities Fund          9.58%     3.88%
FT VIP Templeton Developing Markets
  Securities Fund                           -12.02%   -13.90%

*Keep in mind that these returns are net of all product charges.

Performance returns given above are for the Allmerica Value Generation sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

ALLMERICA VALUE GENERATION (AFLIAC) CONTINUED

Average Annual Total Returns as of 12/31/01

For easy reference, the total returns for the Allmerica Value Generation sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product charges, please refer to the following individual Product Reviews.

                                                                             Without Contract Fee
                                                                                         10 Years
                                                          Sub-                10 Years or Life of
                                                Fund   Account                 or Life       Sub-
                                           Inception Inception       1     5   of Fund    Account       1     5
Sub-Accounts                                    Date      Date    Year Years (if less)  (if less)    Year Years
----------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund                    8/25/97   1/12/01 -31.70%   N/A     4.90%    -30.30% -31.85%   N/A
INVESCO VIF Equity Income Fund               8/10/94   1/12/01  -9.70% 9.25%    12.85%     -9.24%  -9.70% 9.25%

Janus Aspen Series (Service Shares)
Janus Aspen Aggressive Growth Portfolio      9/13/93   1/12/01 -40.08% 5.94%    11.33%    -42.03% -40.23% 5.85%
Janus Aspen Capital Appreciation Portfolio    5/1/97   1/12/01 -22.46%   N/A    16.34%    -22.50% -22.61%   N/A
Janus Aspen International Growth Portfolio    5/2/94   1/12/01 -24.02% 8.72%    12.54%    -24.54% -24.17% 8.62%

Pioneer Variable Contracts Trust (Class II)
Pioneer Fund VCT Portfolio                  10/31/97   1/12/01 -11.81%   N/A     7.10%    -11.71% -11.96%   N/A

Scudder Variable Series II
Scudder Government Securities Portfolio       9/3/87   1/12/01   6.62% 6.11%     5.63%      6.07%   6.48% 5.98%

                                             With Contract Fee*
                                                       10 Years
                                            10 Years or Life of
                                             or Life       Sub-
                                             of Fund    Account
Sub-Accounts                               (if less)  (if less)
---------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund                      4.77%    -30.45%
INVESCO VIF Equity Income Fund                12.85%     -9.24%

Janus Aspen Series (Service Shares)
Janus Aspen Aggressive Growth Portfolio       11.24%    -42.18%
Janus Aspen Capital Appreciation Portfolio    16.26%    -22.65%
Janus Aspen International Growth Portfolio    12.45%    -24.69%

Pioneer Variable Contracts Trust (Class II)
Pioneer Fund VCT Portfolio                     6.96%    -11.86%

Scudder Variable Series II
Scudder Government Securities Portfolio        5.52%      5.93%

*Keep in mind that these returns are net of all product charges.

Performance returns given above are for the Allmerica Value Generation sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                           Intentionally Left Blank

Annual Reports dated December 31, 2001, of certain underlying funds are incorporated herein by reference as the reports sent to contract owners of the Allmerica Life Insurance and Annuity Company, Allmerica Separate Account VA-K (File No. 811-6293), under Section 30b-2 of the Investment Company Act of 1940.

Incorporated by reference herein are certain series of Allmerica Investment Trust filed on Form N-30D on February 27, 2002. Accession number
0000927016-02-001168.